RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED-PARTY TRANSACTIONS [Text Block]

NOTE 4 - RELATED PARTY TRANSACTIONS

During the year ended December, 31 2014, the Company received a loan from one of the major shareholders and directors in the amount of $45,707. The loan will be paid back from proceeds of the debenture financing that is expected to be completed by the end of 2014. The loan is accruing interest at a rate of 0%. All proceeds were used for operating expenses incurred during the third quarter of 2014.